Merger - Common Stock (FY) (Details) - shares		Aug. 05, 2022	Mar. 31, 2023	Dec. 31, 2022	[1]	Aug. 04, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)		10,144,040
Common stock, outstanding (in shares)		110,007,972	127,173,552	113,335,530			2,817,498
PIPE
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock (in shares)		5,816,528
ELOC
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock (in shares)		127,180
DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		3,015,575				7,500,000
DPCM Capital, Inc. Stockholders | DCPM Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	[2]	1,311,937
DPCM Capital, Inc. Stockholders | DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	[3]	3,015,575
D-Wave Systems Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	[4]	99,736,752

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	Prior to the Merger, there were 30,000,000 shares of DPCM Class A common stock subject to possible redemption outstanding. Also prior to the Merger, 29,097,787 shares of DPCM Class A common stock subject to possible redemption were redeemed, resulting in 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger. The number of Common Shares that former stockholders of DPCM Class A common stock received upon exchanging their shares in connection with the Merger was calculated by multiplying the 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Merger by the Exchange Ratio. All fractional shares were rounded down.
[3]	Prior to the Merger, there were 7,500,000 shares of DPCM Class B common stock outstanding. Also prior to the Merger, 4,484,425 shares of DPCM Class B common stock were forfeited, resulting in 3,015,575 shares of DPCM Class B common stock outstanding immediately prior to the Merger. In connection with the Merger, the former stockholders of DPCM Class B common stock exchanged their shares for Common Shares on a one-for-one basis.
[4]	In conjunction with the Merger, all of D-Wave Systems' non-redeemable convertible preferred stock was converted into D-Wave Systems' common stock. As a result, there were 112,106,972 shares of D-Wave Systems' common stock outstanding immediately prior to the Merger. In conjunction with the Merger, the number of Common Shares that former stockholders of D-Wave Systems' common stock received upon exchanging their shares in conjunction with the Merger was calculated by multiplying the 112,106,972 shares of D-Wave Systems' common stock outstanding by the conversion ratio of 0.889657 (the “Conversion Ratio”), resulting in 99,736,752 shares of D-Wave Quantum Inc. common stock outstanding (including 48,409,601 Exchangeable Shares). During the year ended December 31, 2022, 787 Exchangeable Shares were exchanged for Common Shares. All fractional shares were rounded down.